Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Cash in trust account	$ 1,523	$ 484
Federal depository insurance coverage	$ 250,000	$ 250,000
Ordinary shares for outstanding warrants (in Shares)	14,891,667	14,891,667
Offering costs	$ 19,175,922	$ 19,175,922
Underwriting fee	6,405,000	6,405,000
Deferred underwriting fee	12,075,000	12,075,000
Other offering costs	695,922	695,922
Total transaction cost	$ 575,278	$ 575,278
Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares warrants issued (in Shares)	14,891,667	14,891,667
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)	8,625,000	8,625,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)	6,266,667	6,266,667
Common Class A [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)	34,500,000	34,500,000	0
U.S. Treasury Securities [Member]
Significant Accounting Policies (Details) [Line Items]
Cash in trust account	$ 347,126,365	$ 345,105,197